Shareholders' equity and share-based payments - Treasury shares (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' equity
Number of treasury shares	149,529,818	60,543,213	137,187,667	33,841,104
TotalEnergies SE
Shareholders' equity
Number of treasury shares	149,529,818	60,543,213	137,187,667
Percentage of share capital represented by treasury shares	6.24%	2.51%	5.24%